Events After the Reporting Period - Additional Information (Details)	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares	Dec. 20, 2019 $ / shares shares	Dec. 20, 2019 $ / shares shares	Oct. 24, 2019 shares
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued					10,200,000
Common stock, par value | (per share)	$ 10	$ 0.3
Common Shares [member]
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Number of shares issued			30,000,000	30,000,000
Common stock, par value | (per share)			$ 10	$ 0.33